STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2021
STAFF COSTS
Schedule of staff costs and average number of employees

USDm	2021	2020	2019
Total staff costs
Staff costs included in operating expenses	9.7	9.2	8.1
Staff costs included in administrative expenses	42.4	41.5	37.7
Total	52.1	50.7	45.8

Staff costs comprise the following
Wages and salaries	42.1	42.3	37.2
Share-based compensation	2.3	1.7	1.9
Pension costs	3.6	3.3	3.5
Other social security costs	1.3	1.3	0.9
Other staff costs	2.8	2.1	2.3
Total	52.1	50.7	45.8

Average number of permanent employees
Seafarers	106	109	108
Land-based	341	332	313
Total	447	441	421

Schedule of termination benefits by title of individual

USD ‘000	2021	2020	2019
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	235	256	252
David Weinstein	234	200	198
Göran Trapp	176	172	170
Torben Janholt	—	89	170
Annette Justad	176	139	—
Total	821	856	790

Schedule of key management personnel compensation

			Annual
			perfor-
		Taxable	mance
USD ‘000	Salary	benefits	bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2019, TORM A/S¹⁾	962	41	1,126	2,129
2019, TORM plc¹⁾	79	—	—	79
2020, TORM A/S¹⁾	1,052	41	1,262	2,355
2020, TORM A/S adjustment¹⁾	—	—	(125)	(125)
2020, TORM plc¹⁾	77	—	—	77
2021, TORM A/S¹⁾	1,161	44	1,161	2,366
2021, TORM plc¹⁾	82	—	—	82

Schedule of staff costs

Grant Date	25-Apr-18	18-Mar-21

RSU LTIP grant¹⁾	766,035	255,200
Exercise price per share	DKK 53.7	DKK 53.5
RSU grant value assuming 100% vesting	USD 0.9m	USD 0.6m

Schedule of reconciliation number of other equity instruments

Number of shares (1,000)	2021	2020	2019
Outstanding as of 1 January	2,187.5	2,228.3	2,719.1
Granted during the period	1,355.1	1,047.4	1,001.1
Exercised during the period	(409.4)	(107.7)	(529.4)
Expired during the period	(760.3)	(980.5)	(785.3)
Forfeited during the period	—	—	(177.2)
Outstanding as of 31 December	2,372.9	2,187.5	2,228.3

Exercisable as of 31 December	—	—	—